Other financial liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Other Financial Liabilities
Schedule of debts and financial liabilities

	As of December 31, 2025		As of December 31, 2024
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Bank borrowings (1)	124,816,755	39,713,245	41,257,611	166,647,324
Bonds payable (1)	41,058,780	992,483,210	98,433,154	1,059,003,920
Derivatives not designated as hedges (2)	8,361,749	-	652,079	-
Derivatives designated as hedges (2)	2,609,858	8,587,079	4,086,699	8,580,478
Deposits for return of bottles and containers	11,987,324	-	11,772,459	-
Total	188,834,466	1,040,783,534	156,202,002	1,234,231,722
(1)	See Note 5 - Risk administration.
(2)	See Note 7 - Financial instruments.

Schedule of current bank borrowing and bonds payable

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate (%)
							ThCh$	ThCh$	ThCh$
Bank borrowings
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	34,978,909	-	34,978,909	At maturity	5.82
91,041,000-8	Viña San Pedro Tarapacá S.A.	Chile	97,023,000-9	Banco Itaú	Chile	UF	59,235,273	-	59,235,273	At maturity	1.43
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,023,000-9	Banco Itaú	Chile	CLP	21,537	2,000,000	2,021,537	At maturity	5.46
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	2,004,133	2,004,133	At maturity	6.20
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	1,002,090	1,002,090	At maturity	6.27
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	2,863	-	2,863	At maturity	6.07
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,023,000-9	Banco Itaú	Chile	CLP	3,053,729	-	3,053,729	At maturity	6.14
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	3,071	3,071	At maturity	6.33
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	31,253	-	31,253	At maturity	5.86
0-E	Aguas de Origen S.A.	Argentina	0-E	Banco Macro	Argentina	ARS	6,340,052	-	6,340,052	At maturity	28.00
0-E	Aguas de Origen S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	418,139	-	418,139	At maturity	36.00
0-E	Aguas de Origen S.A.	Argentina	0-E	Banco Santander	Argentina	ARS	6,014,451	-	6,014,451	At maturity	32.00
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco BBVA	Argentina	ARS	28,291	-	28,291	At maturity	28.00
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	2,228,497	-	2,228,497	At maturity	32.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	USD	275,688	-	275,688	At maturity	7.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	USD	275,688	-	275,688	At maturity	7.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco BBVA	Argentina	USD	-	548,349	548,349	At maturity	6.50
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Supervielle	Argentina	USD	-	545,077	545,077	At maturity	5.95
0-E	Finca La Celia S.A.	Argentina	0-E	Banco BBVA	Argentina	ARS	304,769	-	304,769	At maturity	75.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Santander	Argentina	ARS	1,075,469	-	1,075,469	At maturity	80.00
0-E	Finca La Celia S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	1,622,930	-	1,622,930	At maturity	75.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	41,375	-	41,375	Quarterly	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	11,914	-	11,914	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	17,096	-	17,096	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	13,360	-	13,360	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	149,836	-	149,836	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	216,089	-	216,089	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	3,898	453,565	457,463	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,949	226,783	228,732	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	3,500	124,134	127,634	Semiannual	9.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	5,595	190,975	196,570	Semiannual	9.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	3,658	171,875	175,533	Semiannual	9.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	6,466	477,437	483,903	Semiannual	9.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	5,265	453,565	458,830	Semiannual	9.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,379	226,783	228,162	Semiannual	9.95
Total							116,388,918	8,427,837	124,816,755
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate (%)
							ThCh$	ThCh$	ThCh$
Bond payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 28/06/2018	Chile	UF	1,340,030	-	1,340,030	At maturity	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 28/06/2018	Chile	UF	-	30,040,941	30,040,941	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond M	898 28/06/2018	Chile	UF	-	385,062	385,062	At maturity	1.60
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond International	144A/Regulation S	United States	USD	7,295,314	-	7,295,314	At maturity	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond R	1115 20/08/2022	Chile	UF	1,198,645	-	1,198,645	At maturity	2.70
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond P	897 28/06/2018	Chile	UF	798,788	-	798,788	At maturity	3.35
Total							10,632,777	30,426,003	41,058,780
(1)	This obligation is hedged by a Cross Currency Swap agreement, Note 7 - Financial instruments.
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

As of December 31, 2024:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate (%)
							ThCh$	ThCh$	ThCh$
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	3,200	4,557	7,757	Monthly	3.39
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	4,219	8,564	12,783	Monthly	5.65
76,920,876-3	D&D SpA.	Chile	97,006,000-6	Banco de Crédito e Inversiones	Chile	CLP	7,464	7,599	15,063	At maturity	6.96
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	250,700	250,700	At maturity	6.54
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	779,700	779,700	At maturity	6.78
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	16,531,581	-	16,531,581	At maturity	6.66
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	67,375	2,000,000	2,067,375	At maturity	7.35
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	28,873	28,873	At maturity	7.32
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	16,750	16,750	At maturity	8.04
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	193,832	193,832	At maturity	7.74
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Banco Scotiabank Chile	Chile	CLP	3,033,627	-	3,033,627	At maturity	3.95
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,018,000-1	Banco Scotiabank Chile	Chile	CLP	-	1,654,532	1,654,532	Semiannual	3.45
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	55,728	55,728	At maturity	8.00
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	136,160	-	136,160	At maturity	6.66
0-E	Aguas de Origen S.A.	Argentina	0-E	Banco Macro	Argentina	ARS	661,245	-	661,245	At maturity	37.60
0-E	Aguas de Origen S.A.	Argentina	0-E	Banco BBVA	Argentina	ARS	6,507,456	-	6,507,456	At maturity	38.61
0-E	Aguas de Origen S.A.	Argentina	0-E	Banco Patagonia	Argentina	ARS	2,886,894	-	2,886,894	At maturity	37.90
0-E	Compañía Industrial Cervecera S.A.	Argentina	0-E	Banco Citibank	Argentina	ARS	4,404	-	4,404	At maturity	37.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	69,185	613,839	683,024	Quarterly	5.61
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	36,748	1,272,408	1,309,156	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,178	818,453	819,631	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	22,421	184,152	206,573	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	13,924	186,120	200,044	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	32,803	959,236	992,039	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	12,190	314,973	327,163	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	-	343,607	343,607	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	-	171,803	171,803	Semiannual	5.95
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	-	1,360,111	1,360,111	Semiannual	5.95
Total							30,032,074	11,225,537	41,257,611
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Maturity (*)
							0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Bond payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono J	898 28/06/2018	Chile	UF	1,295,812	-	1,295,812	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono L	897 28/06/2018	Chile	UF	-	29,039,468	29,039,468	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono M	898 28/06/2018	Chile	UF	-	372,902	372,902	Semiannual	1.60
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono International	144A/Regulation S	United States	USD	8,012,800	-	8,012,800	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono P	897 28/06/2018	Chile	UF	772,633	-	772,633	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono R	1115 20/08/2022	Chile	UF	1,159,263	-	1,159,263	Semiannual	2.70
91,041,000-8	Viña San Pedro Tarapacá S.A. (2)	Chile	Bono D	986 12/12/2019	Chile	UF	-	57,780,276	57,780,276	Semiannual	1.00
Total							11,240,508	87,192,646	98,433,154
(1)	This obligation is hedged by a Cross Currency Swap agreement, Note 7 - Financial instruments.
(2)	This obligation is partially hedged by a Cross Currency Swap agreement, Note 7 - Financial instruments.
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Schedule of non current bank borrowings and bonds payable

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	6,743,405	-	-	6,743,405	At maturity	6.07
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	5,986,916	-	-	5,986,916	At maturity	6.33
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	16,000,000	-	-	16,000,000	At maturity	5.86
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	799,122	913,282	1,255,762	2,968,166	Quarterly	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,663,327	1,900,946	2,376,181	5,940,454	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	545,870	545,869	-	1,091,739	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	561,466	421,099	-	982,565	Semiannual	5.50
Total							32,300,106	3,781,196	3,631,943	39,713,245

(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bond payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond J	898 2018/06/28	Chile	UF	-	-	119,288,156	119,288,156	At maturity	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond L	897 2018/06/28	Chile	UF	14,986,219	-	-	14,986,219	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond M	898 2018/06/28	Chile	UF	-	80,441,606	-	80,441,606	At maturity	1.60
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond International	144A/Regulation S	United States	USD	-	-	539,931,158	539,931,158	At maturity	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond R	1115 2022/08/20	Chile	UF	-	-	158,219,013	158,219,013	At maturity	2.70
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bond P	897 2018/06/28	Chile	UF	-	-	79,617,058	79,617,058	At maturity	3.35
Total							14,986,219	80,441,606	897,055,385	992,483,210
(1)	This obligation is hedged by a Cross Currency Swap agreement, Note 7 - Financial instruments.
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

As of December 31, 2024:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bank borrowings
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	16,324	17,468	15,488	49,280	Monthly	3.39
76,035,409-0	Cervecera Guayacán SpA.	Chile	97,004,000-5	Banco de Chile	Chile	UF	27,793	31,085	34,830	93,708	Monthly	5.65
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	30,000,000	-	-	30,000,000	At maturity	6.54
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	90,000,000	-	90,000,000	At maturity	6.78
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	2,000,000	-	-	2,000,000	At maturity	7.32
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	1,000,000	-	-	1,000,000	At maturity	8.04
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	6,732,610	-	-	6,732,610	At maturity	7.74
96,981,310-6	Cervecería Kunstmann S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	-	5,977,327	-	5,977,327	At maturity	8.00
99,586,280-8	Compañía Pisquera de Chile S.A.	Chile	97,030,000-7	Banco del Estado de Chile	Chile	CLP	16,000,000	-	-	16,000,000	At maturity	6.66
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	1,227,678	1,227,678	1,688,058	4,143,414	Quarterly	5.61
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	2,544,816	2,544,816	3,181,018	8,270,650	Quarterly	5.00
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	545,636	545,635	-	1,091,271	Semiannual	5.50
0-E	Bebidas Bolivianas BBO S.A.	Bolivia	0-E	Banco Mercantil Santa Cruz S.A.	Bolivia	BOB	736,608	552,456	-	1,289,064	Semiannual	5.95
Total							60,831,465	100,896,465	4,919,394	166,647,324
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Registration	ID No. Instrument	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	More than 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Bond payable
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono J	898 28/06/2018	Chile	UF	-	-	115,357,118	115,357,118	Semiannual	2.90
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono L	897 28/06/2018	Chile	UF	43,447,522	-	-	43,447,522	Semiannual	1.20
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono M	898 28/06/2018	Chile	UF	-	-	78,066,626	78,066,626	Semiannual	1.60
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bond International	144A/Regulation S	United States	USD	-	-	592,159,908	592,159,908	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A. (1)	Chile	Bono P	897 28/06/2018	Chile	UF	-	-	77,018,766	77,018,766	Semiannual	3.35
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	Bono R	1115 20/08/2022	Chile	UF	-	-	152,953,980	152,953,980	Semiannual	2.70
Total							43,447,522	-	1,015,556,398	1,059,003,920
(1)	This obligation is hedged by a Cross Currency Swap agreement, Note 7 - Financial instruments.
(*)	The amount based on the undiscounted contractual flows is found in Note 5 - Risk administration.

Schedule of effective interest rates

Bonds Serie J	2.89%
Bonds Serie L	1.21%
Bonds Serie M	0.87%
Bonds International	3.30%
Bonds Serie P	3.36%
Bonds Serie R	2.81%